Financial information of the parent company	12 Months Ended
Dec. 31, 2024
Condensed Financial Information Disclosure [Abstract]
Financial information of the parent company

Note 19 – Financial information of the parent company

Pursuant to the requirements of Rule 12-04(a), 5-04(c) and 4-08(e)(3) of Regulation S-X, the financial information of the parent company shall be filed when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. The Company performed a test on the restricted net assets of consolidated subsidiaries in accordance with such requirement and concluded that it was applicable to the Company as the restricted net assets of the Company’s PRC subsidiaries exceeded 25% of the consolidated net assets of the Company. Therefore, the financial statements for the parent company are included herein.

For purposes of the above test, restricted net assets of consolidated subsidiaries shall mean that amount of the Company’s proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations) which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries in the form of loans, advances or cash dividends without the consent of a third party.

The financial information of the parent company has been prepared using the same accounting policies as set out in the Company’s unaudited consolidated financial statements except that the parent company used the equity method to account for investment in its subsidiaries. Such investment is presented on the balance sheets as “Investment in subsidiaries” and the respective profit or loss as “Equity in earnings of subsidiaries” on the statements of income.

The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S GAAP have been condensed or omitted.

The Company does not have significant capital and other commitments, long-term obligations, or guarantees as of December 31, 2024 and 2023.

PARENT COMPANY BALANCE SHEETS

	December 31, 2024	December 31, 2023

ASSETS
OTHER ASSET
Investment in subsidiaries	$37,283,779	$31,902,645
Total asset	$37,283,779	$31,902,645

LIABILITIES AND SHAREHOLDERS’ EQUITY

LIABILITIES	$—	$—

COMMITMENTS AND CONTINGENCIES

SHAREHOLDERS’ EQUITY
Ordinary shares, $0.0025 par value, 20,000,000 shares authorized, 10,825,000 and 9,200,000 shares outstanding as of December 31, 2024 and 2023	27,063	23,000
Additional paid-in capital	11,578,633	7,453,265
Statutory reserves	3,433,589	3,192,855
Retained earnings	24,455,403	23,242,946
Accumulated other comprehensive loss	(2,210,909)	(2,009,421)
Total shareholders’ equity	37,283,779	31,902,645

Total liabilities and shareholders’ equity	$37,283,779	$31,902,645

PARENT COMPANY STATEMENTS OF INCOME AND COMPREHENSIVE INCOME

	For the years ended December 31,
	2024	2023	2022

EQUITY INCOME OF SUBSIDIARIES	$1,453,191	$7,417,705	$5,782,018

NET INCOME	1,453,191	7,417,705	5,782,018

FOREIGN CURRENCY TRANSLATION ADJUSTMENT	(201,488)	(518,799)	(2,050,374)
COMPREHENSIVE INCOME	$1,251,703	$6,898,906	$3,731,644

PARENT COMPANY STATEMENTS OF CASH FLOWS

	For the years ended December 31,
	2024	2023	2022

CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$1,453,191	$7,417,705	$5,782,018
Adjustments to reconcile net income to cash used in operating activities:
Equity income of subsidiaries	(1,453,191)	(7,417,705)	(5,782,018)
Net cash used in operating activities	—	—	—

CHANGES IN CASH	—	—	—

CASH, beginning of year	—	—	—

CASH, end of year	$—	$—	$—